Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of fair value of options granted using the Black-Scholes option pricing model
	As of December 31,
	2020	2019

Exercise price	$0.31-$0.54	$0.55
Expected volatility	76%-97%	66%-78%
Risk-free interest	0.08%-0.31%	0.29%-0.79%
Expected life of up to (years)	1.66-4.24	2.25-3.28

Schedule of option activity
	As of December 31,
	2020			2019
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)
Outstanding at beginning of period (a)	12,848,788	$0.63		11,544,622	$0.76
Granted (b)	13,578,000	$0.32		3,775,000	$0.55
Exercised	(769,205)	$0.30		(1,200,000)	$0.08
Forfeited	(1,580,833)	$1.32		(1,270,834)	$0.78

Outstanding at the end of period	24,076,750	$0.47	1.61	12,848,788	$0.63	1.16
Exercisable at the end of period	12,642,667		0.87	8,200,872		0.59

Schedule of share-based compensation expense
	Year ended
	December 31,
	2020	2019	2018
	USD in thousands

Research and development	469	568	621
Marketing and sales	62	214	196
General and administrative	631	856	1,223
	1,162	1,638	2,040
Less: Share-based compensation expense attributable to non-controlling interests	74	--	--
Share-based compensation expense attributable to Foresight Autonomous Holdings Ltd.	1,088	1,638	2,040